Mar. 31, 2024
Nuveen Core Impact Bond Fund

The following is hereby added after the final paragraph of the “Principal investment strategies” section beginning on page 32 of the Statutory Prospectus in the “Summary information” section for the Nuveen Core Impact Bond Fund:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Regulation S Subsidiary”). Regulation S securities are securities of U.S. and non- U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. The Regulation S Subsidiary is advised by Advisors and has the same investment objective as the Fund. The Regulation S Subsidiary may invest without limitation in Regulation S securities.

The Fund may also seek exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”) through investment of up to 25% of its total assets in a separate Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “TEFRA Bond Subsidiary”). The TEFRA Bond Subsidiary is advised by Advisors and has the same investment objective as the Fund. The TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.